Investment in Films and Television Programs - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Segment Reporting Information [Line Items]
Unamortized Film and Television Libraries Cost			$ 235.7
Film group monetization	$ 1,642.1	$ 1,347.8	$ 1,649.3
Acquired film and television libraries, unamortized costs		$ 223.1
Acquired libraries, remaining amortization period (in years)	13 years 3 months 18 days